[BLANK ROME LETTERHEAD]

Phone:	(215) 569-5530
Fax:	(215) 832-5530
Email:	stokes@blankrome.com

November 21, 2011

U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attn: Filing Desk

Re:

Satuit Capital Management Trust

SEC File Nos. 333-45040/811-10103

Ladies and Gentlemen:

On behalf of Satuit Capital Management Trust (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, please find Post-Effective Amendment No. 18 to the Trust’s Registration Statement on Form N-1A (“PEA No. 18”).  PEA No. 18 is being filed to register two new series of the Trust, Satuit Capital U.S. Small Cap Fund and Satuit Capital U.S. SMID Cap Fund.

Questions concerning PEA No. 18 may be directed to Mary K. Stokes at (215) 569-5530 or Thomas R. Westle at (212) 885-5239.

Best regards,

/s/ Mary K. Stokes

Mary K. Stokes

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